Share-based Compensation (Share options, additional information) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share-based compensation	¥ 1,890	$ 273	¥ 34,354		¥ 53,181
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted (US$ per share)		$ 0.23		$ 0.46		$ 0.67
Recognized share-based compensation	1,900	$ 300	¥ 34,400		¥ 53,000
Unrecognized share-based compensation for options	¥ 23,800						$ 3,400
Period for recognition	2 years 9 months 18 days	2 years 9 months 18 days
Share Options [Member] | Former employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds received from exercise of options	¥ 1,500						$ 200
Shares issued to former employees after IPO (number of shares) | shares	5,019,865						5,019,865
Contingently issuable shares to be issued upon former employees' request (number of shares) | shares	1,692,526		1,777,826	1,777,826			1,692,526
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (US$ per share)							$ 3.14
Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price (US$ per share)							$ 0.3925